Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Offering costs amount	$ 11,494,785	$ 11,494,785
Net operating carryforwards	994,000	276,000
Federal depository insurance coverage	250,000	$ 250,000
Net operating carry forwards	$ 994,000